STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Growth and Income Portfolio

March 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 110.2%
Automobiles & Components - .9%
General Motors Co.	9,913		363,609
Tesla, Inc.	1,877	[a]	389,402
			753,011
Banks - 2.9%
JPMorgan Chase & Co.	14,863		1,936,798
U.S. Bancorp	11,841		426,868
			2,363,666
Capital Goods - 8.0%
AMETEK, Inc.	6,337		920,956
Caterpillar, Inc.	1,589		363,627
Eaton Corp. PLC	3,376		578,444
Howmet Aerospace, Inc.	14,084		596,739
Hubbell, Inc.	870		211,680
Ingersoll Rand, Inc.	18,551		1,079,297
L3Harris Technologies, Inc.	1,577		309,470
Northrop Grumman Corp.	777		358,756
Raytheon Technologies Corp.	12,582		1,232,155
Trane Technologies PLC	4,411		811,536
			6,462,660
Commercial & Professional Services - 1.7%
Cintas Corp.	1,354		626,469
CoStar Group, Inc.	11,335	[a]	780,415
			1,406,884
Consumer Discretionary Distribution - 4.9%
Amazon.com, Inc.	30,177	[a]	3,116,982
Chewy, Inc., Cl. A	9,479	[a,b]	354,325
Farfetch Ltd., Cl. A	11,046	[a]	54,236
RH	717	[a]	174,625
Ross Stores, Inc.	2,209		234,441
			3,934,609
Consumer Durables & Apparel - .8%
Lululemon Athletica, Inc.	831	[a]	302,642
Peloton Interactive, Inc., Cl. A	31,166	[a]	353,422
			656,064
Consumer Services - 3.8%
Booking Holdings, Inc.	196	[a]	519,872
International Game Technology PLC	40,712		1,091,082
Las Vegas Sands Corp.	16,052	[a]	922,187
Planet Fitness, Inc., Cl. A	3,448	[a]	267,806

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 110.2% (continued)
Consumer Services - 3.8% (continued)
Restaurant Brands International, Inc.	3,356	[b]	225,322
			3,026,269
Energy - 8.6%
ConocoPhillips	2,114		209,730
EQT Corp.	40,911		1,305,470
Exxon Mobil Corp.	14,268		1,564,629
Hess Corp.	6,769		895,809
Marathon Petroleum Corp.	6,955		937,743
Schlumberger NV	32,651		1,603,164
Shell PLC, ADR	7,086		407,728
			6,924,273
Financial Services - 9.5%
Ameriprise Financial, Inc.	1,354		415,001
Ares Management Corp., Cl. A	8,390		700,062
Berkshire Hathaway, Inc., Cl. B	5,803	[a]	1,791,792
Block, Inc.	11,308	[a]	776,294
CME Group, Inc.	7,652		1,465,511
Morgan Stanley	10,648		934,894
The Charles Schwab Corp.	5,600		293,328
The Goldman Sachs Group, Inc.	1,415		462,861
Voya Financial, Inc.	11,689		835,296
			7,675,039
Food, Beverage & Tobacco - .8%
Archer-Daniels-Midland Co.	2,324		185,130
British American Tobacco PLC, ADR	5,903		207,313
Bunge Ltd.	2,686		256,567
			649,010
Health Care Equipment & Services - 9.0%
Align Technology, Inc.	2,425	[a]	810,290
Becton, Dickinson and Co.	5,343		1,322,606
DexCom, Inc.	9,061	[a]	1,052,707
Edwards Lifesciences Corp.	8,406	[a]	695,428
Humana, Inc.	1,621		786,931
Intuitive Surgical, Inc.	2,997	[a]	765,644
McKesson Corp.	1,398		497,758
Medtronic PLC	11,140		898,107
UnitedHealth Group, Inc.	939		443,762
			7,273,233
Household & Personal Products - .7%
The Estee Lauder Companies, Inc., Cl. A	2,125		523,728
Insurance - 4.2%
Aon PLC, Cl. A	1,214		382,762
Assurant, Inc.	5,660		679,596
Chubb Ltd.	2,120		411,662

Description	Shares		Value ($)
Common Stocks - 110.2% (continued)
Insurance - 4.2% (continued)
Everest Re Group Ltd.	1,171		419,241
RenaissanceRe Holdings Ltd.	2,088		418,310
The Allstate Corp.	6,465		716,387
The Progressive Corp.	2,433		348,065
			3,376,023
Materials - 3.6%
Alcoa Corp.	27,165		1,156,142
CF Industries Holdings, Inc.	6,965		504,893
Freeport-McMoRan, Inc.	24,197		989,899
The Mosaic Company	5,516		253,074
			2,904,008
Media & Entertainment - 8.5%
Alphabet, Inc., Cl. A	15,670	[a]	1,625,449
Alphabet, Inc., Cl. C	22,585	[a]	2,348,840
Comcast Corp., Cl. A	14,266		540,824
Match Group, Inc.	3,380	[a]	129,758
Netflix, Inc.	1,050	[a]	362,754
Omnicom Group, Inc.	5,465		515,568
The Interpublic Group of Companies, Inc.	20,918		778,986
The Walt Disney Company	5,529	[a]	553,619
			6,855,798
Pharmaceuticals Biotechnology & Life Sciences - 12.5%
AbbVie, Inc.	4,944		787,925
BioMarin Pharmaceutical, Inc.	3,952	[a]	384,293
Bio-Techne Corp.	5,548		411,606
Danaher Corp.	5,051		1,273,054
Eli Lilly & Co.	6,218		2,135,386
Gilead Sciences, Inc.	13,115		1,088,152
Horizon Therapeutics PLC	2,942	[a]	321,090
Illumina, Inc.	3,691	[a]	858,342
Merck & Co., Inc.	3,401		361,832
Repligen Corp.	2,582	[a]	434,706
Sanofi, ADR	24,117		1,312,447
Sarepta Therapeutics, Inc.	1,870	[a]	257,742
Seagen, Inc.	2,287	[a]	463,049
			10,089,624
Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials, Inc.	9,952		1,222,404
Marvell Technology, Inc.	9,955		431,052
Micron Technology, Inc.	8,139		491,107
NVIDIA Corp.	8,997		2,499,097
			4,643,660
Software & Services - 11.8%
Ansys, Inc.	2,123	[a]	706,534

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 110.2% (continued)
Software & Services - 11.8% (continued)
Bill Holdings, Inc.		3,531	[a]	286,505
Datadog, Inc., Cl. A		3,174	[a]	230,623
Dolby Laboratories, Inc., Cl. A		4,946		422,487
HubSpot, Inc.		1,786	[a]	765,748
Microsoft Corp.		13,569		3,911,943
Roper Technologies, Inc.		1,756		773,852
Salesforce, Inc.		2,784	[a]	556,188
Shopify, Inc., Cl. A		21,564	[a]	1,033,778
Twilio, Inc., Cl. A		10,127	[a]	674,762
Zoom Video Communications, Inc., CI. A		2,054	[a]	151,667
				9,514,087
Technology Hardware & Equipment - 8.7%
Apple, Inc.		29,183		4,812,277
Cisco Systems, Inc.		28,292		1,478,964
Zebra Technologies Corp., Cl. A		2,167	[a]	689,106
				6,980,347
Transportation - 1.0%
FedEx Corp.		1,590		363,299
Uber Technologies, Inc.		14,474	[a]	458,826
				822,125
Utilities - 2.5%
Constellation Energy Corp.		10,962		860,517
Exelon Corp.		15,569		652,185
PPL Corp.		19,067		529,872
				2,042,574
Total Common Stocks (cost $69,021,867)				88,876,692
	1-Day Yield (%)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,671,243)	4.89	1,671,243	[c]	1,671,243

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $574,411)	4.89	574,411	[c]	574,411
Total Investments (cost $71,267,521)		113.0%		91,122,346
Liabilities, Less Cash and Receivables		(13.0%)		(10,474,570)
Net Assets		100.0%		80,647,776

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2023, the value of the fund’s securities on loan was $573,813 and the value of the collateral was $574,411. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Growth and Income Portfolio

March 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	88,876,692	-	-	88,876,692
Investment Companies	2,245,654	-	-	2,245,654

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2023, accumulated net unrealized appreciation on investments was $19,854,825, consisting of $23,653,123 gross unrealized appreciation and $3,798,298 gross unrealized depreciation.

At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.